Financial Instruments	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Financial Instruments

6.1 Financial instruments

The following tables shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IFRS 9.

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
June 30, 2019 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	18	18	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		21	21	—	—	—	—	—
Trade receivables	AC	2,924	2,924	—	—	—	—	—
Deposits	AC	327	327	—	—	—	—	—
Other receivables	AC	1,122	1,122	—	—	—	—	—
Other current financial assets		1,449	1,449	—	—	—	—	—
Cash and cash equivalents	AC	12,471	12,471	—	—	—	—	—
Total financial assets		16,865	16,865	—	—	—	—	—
Borrowings	AC	11,291	11,291	11,323	—	11,323	—	11,323
Other non-current financial liabilities	AC	709	709	—	—	—	—	—
Trade payables	AC	17,092	17,092	—	—	—	—	—
Refund liabilities	AC	111	111	—	—	—	—	—
Other liabilities	AC	949	949	—	—	—	—	—
Other current financial liabilities		1,060	1,060	—	—	—	—	—
Total financial liabilities		30,152	30,152	11,323	—	11,323	—	11,323

The fair value of borrowings in the table above was determined using observable inputs (Level 2) and represents the present value of expected future repayments.

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2018 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	21	21	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		24	24	—	—	—	—	—
Trade receivables	AC	3,042	3,042	—	—	—	—	—
Deposits	AC	299	299	—	—	—	—	—
Other receivables	AC	615	615	—	—	—	—	—
Other current financial assets		914	914	—	—	—	—	—
Cash and cash equivalents	AC	11,095	11,095	—	—	—	—	—
Total financial assets		15,075	15,075	—	—	—	—	—
Borrowings	AC	12,125	12,125	12,259	—	12,259	—	12,259
Other non-current financial liabilities	AC	54	54	—	—	—	—	—
Trade payables	AC	10,166	10,166	—	—	—	—	—
Refund liabilities	AC	135	135	—	—	—	—	—
Other liabilities	AC	743	743	—	—	—	—	—
Other current financial liabilities		878	878	—	—	—	—	—
Total financial liabilities		23,223	23,223	12,259	—	12,259	—	12,259

The fair value of borrowings in the table above was determined using observable inputs (Level 2). The valuation considers the present value of expected future repayments, discounted using a market interest rate equal to the interest margin on the borrowings plus a three month euro LIBOR interest rate.

Measurement of fair values

The majority of the Group’s financial instruments, including cash and cash equivalents, restricted cash, deposits, trade receivable, and accounts payable are carried at cost, which approximates their fair value due to the short-term maturity of these instruments.

Financial instruments not measured at fair value
Borrowings

The fair value of borrowings has been measured using discounted cash flows, i.e. the present value of expected payments, discounted using a risk-adjusted discount rate. For this, the current risk-adjusted market rate has been used.